SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE COREBUILDER SHARES Series M
(Wells Fargo Advantage Corebuilder Shares - Series M)

The prospectus is supplemented as follows:
The sections entitled "Principal Investment Strategies" are supplemented to add the following:

Effective April 1, 2013, we may invest up to 20% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 20% of the Fund's total assets.

The section entitled "Principal Investment Risks" is supplemented to add the following:
Effective April 1, 2013, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE COREBUILDER SHARES Series M
(Wells Fargo Advantage Corebuilder Shares - Series M)

The prospectus is supplemented as follows:
The sections entitled "Principal Investment Strategies" are supplemented to add the following:

Effective April 1, 2013, we may invest up to 20% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 20% of the Fund's total assets.

The section entitled "Principal Investment Risks" is supplemented to add the following:
Effective April 1, 2013, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 7, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE COREBUILDER SHARES Series M
(Wells Fargo Advantage Corebuilder Shares - Series M)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	wells_SupplementTextBlock_06	The prospectus is supplemented as follows:
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_05	The sections entitled "Principal Investment Strategies" are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2013, we may invest up to 20% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 20% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The section entitled "Principal Investment Risks" is supplemented to add the following:
Supplement -- [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2013, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.